Share-Based Compensation - Weighted Average Assumptions of Options (Details)	12 Months Ended
	Mar. 31, 2025 year $ / shares	Mar. 31, 2024 year $ / shares
Share-based payment arrangements [Abstract]
Risk-free annual interest rate	3.70%	4.34%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	81.19%	85.06%
Expected life of options (years) | year	2.97	2.67
Forfeiture rate	11.20%	19.63%
Weighted average value (in CAD per share)	$ 4.12	$ 4.10
Weighted average exercise price (in CAD per share)	$ 7.60	$ 7.60